Share-based Compensation And Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Options Assumption
The total number of stock options granted and the assumptions used to determine the fair value of granted options in 2015 were as follows:

Year ending
December 31,
KBR stock options assumptions summary	2015
Granted stock options (shares in millions)	1.1
Weighted average expected term (in years)	5.5
Weighted average grant-date fair value per share	$4.91

There were no stock options granted in 2017 or 2016

	Year ending December 31,
KBR stock options range assumptions summary	2015
	Range
	Start	End
Expected volatility range	33.92%	39.65%
Expected dividend yield range	1.15%	2.13%
Risk-free interest rate range	1.46%	2.12%

Summary of Stock Option Activity
The following table presents stock options granted, exercised, forfeited and expired under KBR share-based compensation plans for the year ended December 31, 2017.

KBR stock options activity summary	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2016	2,735,606	$23.81	5.89	$2.40
Granted	—	—
Exercised	(82,256)	13.46
Forfeited	(42,110)	16.99
Expired	(260,240)	26.27
Outstanding at December 31, 2017	2,351,000	$23.99	4.87	$4.60
Exercisable at December 31, 2017	2,115,951	$24.81	4.61	$3.80

Summary of Vested and Unvested RSUs
The following table presents the restricted stock awards and restricted stock units granted, vested and forfeited during 2017 under the KBR Stock Plan.

Restricted stock activity summary	Number of Shares	Weighted Average Grant-Date Fair Value per Share
Nonvested shares at December 31, 2016	1,234,518	$16.75
Granted	740,320	15.11
Vested	(635,364)	18.03
Forfeited	(154,640)	15.91
Nonvested shares at December 31, 2017	1,184,834	$15.15

Stock-Based Compensation Summary Table

Share-based compensation summary table	Years ended December 31,
Dollars in millions	2017	2016	2015
Share-based compensation	$12	$18	$18
Income tax benefit recognized in net income for share-based compensation	$4	$6	$7
Incremental compensation cost	$—	$8	$2